Financial structure and financial costs - Foreign exchange risk sensitivity (Details) $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021	Dec. 31, 2021 $ / €	Dec. 31, 2021 $ / £	Dec. 31, 2021 $ / ₽	Dec. 31, 2020 USD ($)	Dec. 31, 2020 $ / €	Dec. 31, 2020 $ / £	Dec. 31, 2020 $ / ₽	Dec. 31, 2019 USD ($)	Dec. 31, 2019 $ / €	Dec. 31, 2019 $ / £	Dec. 31, 2019 $ / ₽
Sensitivity analysis
Shareholders' equity at historical exchange rate	$ 124,407					$ 113,958				$ 128,281
Currency translation adjustment before net investment hedge	(12,666)					(10,279)				(11,501)
Net investment hedge - open instruments	(5)					23				(2)
Shareholders' equity at exchange rate as of the end of the period	111,736					103,702				116,778
Foreign exchange risk
Sensitivity analysis
Exchange rates			0.88	0.74	75.31		0.81	0.73	74.54		0.89	0.76	62.27
Impact on shareholders equity and net income
Reasonably possible increase in risk assumption (as a percent)		10.00%
Reasonably possible decrease in risk assumption (as a percent)		(10.00%)
Euro
Sensitivity analysis
Shareholders' equity at historical exchange rate	24,617					28,893				37,687
Currency translation adjustment before net investment hedge	(4,239)					(2,448)				(4,443)
Net investment hedge - open instruments	(5)					23				(2)
Shareholders' equity at exchange rate as of the end of the period	20,373					26,468				33,241
Euro | Foreign exchange risk
Impact on shareholders equity and net income
Impact of an increase in exchange rates on shareholders' equity	2,037
Impact of an increase in exchange rates on net income (TotalEnergies share)	72
Impact of a decrease in exchange rates on shareholders' equity	(2,037)
Impact of a decrease in exchange rates on net income (TotalEnergies share)	(72)
U.S. Dollar
Sensitivity analysis
Shareholders' equity at historical exchange rate	70,030					60,613				66,005
Shareholders' equity at exchange rate as of the end of the period	70,030					60,613				66,005
Pound Sterling
Sensitivity analysis
Shareholders' equity at historical exchange rate	6,064					4,494				5,635
Currency translation adjustment before net investment hedge	(1,902)					(1,726)				(1,830)
Shareholders' equity at exchange rate as of the end of the period	4,162					2,768				3,805
Pound Sterling | Foreign exchange risk
Impact on shareholders equity and net income
Impact of an increase in exchange rates on shareholders' equity	416
Impact of an increase in exchange rates on net income (TotalEnergies share)	176
Impact of a decrease in exchange rates on shareholders' equity	(416)
Impact of a decrease in exchange rates on net income (TotalEnergies share)	(176)
Ruble
Sensitivity analysis
Shareholders' equity at historical exchange rate	10,596					9,913				9,900
Currency translation adjustment before net investment hedge	(4,281)					(4,253)				(3,355)
Shareholders' equity at exchange rate as of the end of the period	6,315					5,660				6,545
Ruble | Foreign exchange risk
Impact on shareholders equity and net income
Impact of an increase in exchange rates on shareholders' equity	631
Impact of an increase in exchange rates on net income (TotalEnergies share)	109
Impact of a decrease in exchange rates on shareholders' equity	(631)
Impact of a decrease in exchange rates on net income (TotalEnergies share)	(109)
Other currencies
Sensitivity analysis
Shareholders' equity at historical exchange rate	13,100					10,045				9,054
Currency translation adjustment before net investment hedge	(2,244)					(1,852)				(1,873)
Shareholders' equity at exchange rate as of the end of the period	$ 10,856					$ 8,193				$ 7,182